STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF ACTIVITY OF STOCK OPTIONS

Below is a table summarizing the changes in stock options outstanding during the years ended December 31, 2024 and 2023:

	Stock Options	Weighted-Average Exercise Price
Outstanding at December 31, 2022	-	$-
Granted	3,000	7.00
Forfeited	-	-
Outstanding at December 31, 2023	3,000	$-
Granted	142,070	3.04
Forfeited	(860)	(5.50)
Outstanding at December 31, 2024	144,210	$3.11
Exercisable at December 31, 2024	93,456	$3.56

SCHEDULE OF ACTIVITY OF WARRANTS

Below is a table summarizing the changes in warrants outstanding during the year ended December 31, 2024:

	Warrants	Weighted-Average Exercise Price
Outstanding at December 31, 2023	-	$-
Granted	2,718,535	6.33
Forfeited	-	-
Outstanding at December 31, 2024	2,718,535	$6.33
Exercisable at December 31, 2024	2,718,535	$6.33